UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Dryden Government
Securities Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	11/30/2004

Date of reporting period:	8/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Government Securities Trust Money Market Series

Schedule of Investments as of August 31, 2004 (Unaudited)

Principal Amount (000)	Description	Value
Federal Home Loan Bank 19.3%
$10,997	1.501%, 9/1/04	$10,997,000
60,000	1.481%, 9/3/04	59,995,067

		70,992,067

Federal Home Loan Mortgage Corporation
120	1.342%, 9/9/04	119,964

Federal National Mortgage Association 14.2%
40,000	1.501%, 9/1/04	40,000,000
12,315	3.50%, 9/15/04	12,324,276

		52,324,276

Repurchase Agreements(a) 69.0%
29,412	Bank of America, 1.54%, dated 8/30/04, due 9/3/04 in the amount of $29,417,033 (cost $29,412,000; the value of the collateral including interest was $30,000,240)	29,412,000
10,895	Credit Suisse First Boston Corp., 1.52%, dated 8/25/04, due 9/1/04 in the amount of $10,898,220 (cost $10,895,000; the value of the collateral including interest was $11,115,788)	10,895,000
26,000	Credit Suisse First Boston Corp., 1.57%, dated 8/31/04, due 9/3/04 in the amount of $26,003,402 (cost $26,000,000; the value of the collateral including interest was $26,521,517)	26,000,000
37,000	Deutsche Bank Securities, Inc., 1.57%, dated 8/31/04, due 9/2/04 in the amount of $37,003,227 (cost $37,000,000; the value of the collateral including interest was $37,740,000)	37,000,000
37,000	Goldman, Sachs & Co., Inc., 1.56%, dated 8/31/04, due 9/3/04 in the amount of $37,004,810 (cost $37,000,000; the value of the collateral including interest was $37,740,000)	37,000,000
37,500	Greenwich Capital Markets, 1.55%, dated 8/30/04, due 9/3/04 in the amount of $37,506,458 (cost $37,500,000; the value of the collateral including interest was $38,250,184)	37,500,000
54,299	Joint Repurchase Agreement, 1.587%, dated 8/31/04, due 9/1/04 in the amount of $54,301,394 (cost $54,299,000; the value of the collateral including interest was $55,386,001)(c)	54,299,000
9,475	Merrill Lynch & Co., Inc., 1.53%, dated 8/26/04, due 9/2/04 in the amount of $9,477,819 (cost $9,475,000; the value of the collateral including interest was $9,668,971)	9,475,000
12,500	SBC Warburg, 1.55%, dated 8/30/04, due 9/1/04 in the amount of $12,501,076 (cost $12,500,000; the value of the collateral including interest was $12,750,631)	12,500,000

		254,081,000

	Total Investments 102.5%
	(amortized cost $377,517,307)(b)	377,517,307
	Liabilities in excess of
	other assets (2.5%)	(9,236,822)

	Net Assets 100%	$368,280,485

See Notes to Schedule of Investments

Dryden Government Securities Trust Money Market Series

(a)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.

(b)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	As of August 31, 2004, the Money Market Series had a 50.9% undivided interest in the joint repurchase agreement. The undivided interest for the Money Market Series represents $54,299,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Barclays Capital Inc., 1.58%, dated 08/31/04, in the principal amount of $35,566,000, repurchase price $35,567,561, due 09/01/04. The value of the collateral including accrued interest was $36,278,078.

Morgan Stanley & Co. Inc., 1.59%, dated 08/31/04, in the principal amount of $35,566,000, repurchase price $35,567,571 due 09/01/04. The value of the collateral including accrued interest was $36,277,320.

Merrill Lynch, 1.59%, dated 08/31/04, in the principal amount of $35,567,000, repurchase price $35,568,571, due 09/01/04. The value of the collateral including accrued interest was $36,279,602.

See Notes to Schedule of Investments

Dryden Government Securities Trust U.S. Treasury Money Market Series

Schedule of Investments as of August 31, 2004 (Unaudited)

Principal Amount (000)	Description	Value
United States Treasury Bills 100.3%
$175,240	1.36%, 9/2/04	$175,233,547
24,783	1.38%, 9/9/04	24,776,316

		200,009,863

	Total Investments 100.3%
	(amortized cost $200,009,863)(a)	200,009,863
	Liabilities in excess of other assets (0.3%)	(561,649)

	Net Assets 100%	$199,448,214

(a)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated sub-custodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Securities Trust

By (Signature and Title)*	/S/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary of the Fund

Date    October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date    October 26, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date    October 26, 2004

*	Print the name and title of each signing officer under his or her signature.